SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Basic and diluted loss per share attributable to the Company from continuing operations	$ (0.94)	$ (0.51)	$ (1.33)
Basic and diluted loss per share attributable to the Company	(0.94)	(0.60)	(1.34)
Basic and diluted loss per share attributable to the non-controlling interest		$ (0.18)	$ (0.01)
Weighted average number of common shares outstanding	13,629,121	7,845,300	4,255,297